SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY LIABILITIES MEASURED USING LEVEL 3 INPUTS (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 06, 2025	Jun. 30, 2025	Jun. 30, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		$ 12,996,649	$ 12,996,649
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		2,020,000
Acquisitions & Issuances		220,857,632	222,851,632
Payments
Change in Fair Value		(210,910,980)	(210,884,980)
Ending Balance		11,966,652	11,966,652
Note Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		1,746,000	1,746,000
Note Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		635,000
Acquisitions & Issuances		1,078,000	1,668,000
Payments
Change in Fair Value		33,000	78,000
Ending Balance		1,746,000	1,746,000
Loan Payable To Related Party GL [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		4,114,000	4,114,000
Loan Payable To Related Party GL [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,385,000
Acquisitions & Issuances		2,631,000	4,035,000
Payments
Change in Fair Value		98,000	79,000
Ending Balance		4,114,000	4,114,000
Public Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		2,070,000	2,070,000
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Acquisitions & Issuances		121,900,000	121,900,000
Payments
Change in Fair Value		(119,830,000)	(119,830,000)
Ending Balance		2,070,000	2,070,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		2,432,000	2,432,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Acquisitions & Issuances		88,768,000	88,768,000
Payments
Change in Fair Value		(86,336,000)	(86,336,000)
Ending Balance		2,432,000	2,432,000
Loan Payable To Related Party Polar [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		1,604,652	1,604,652
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Acquisitions & Issuances	$ 6,480,632	6,480,632	6,480,632
Payments
Change in Fair Value	$ 4,875,980	(4,875,980)	(4,875,980)
Ending Balance		$ 1,604,652	$ 1,604,652